MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST    Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 2001               New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended March 31, 2001, was a very volatile and difficult one for high-yield investors in general and Morgan Stanley Dean Witter High Income Advantage Trust in particular. The high-yield market, which had been mired in one of its worst slumps in history, had an especially difficult time during the fall. Pessimism ran high among the financial markets during this period as the U.S. economy slowed and recession concerns mounted. From September through November, the Nasdaq composite index declined more than 35 percent. Other factors contributing to the high-yield market's decline were a rise in default rates, a long-unresolved presidential election and announcements of poor earnings by many high-yield issuers. The high-yield market was further hurt by significant investor outflows from high-yield mutual funds. Calendar year 2000 represented the first full year of outflows since 1990. This decrease created an extremely oversold market.

During this period, credit spreads in the high-yield market relative to U.S. Treasury securities approached their all-time highest levels. Spreads also continued to widen within the high-yield sector as investors gravitated toward the relatively higher-quality end of the marketplace. As a result of this trend, lower-yielding, higher-quality BB-rated bonds held up significantly better than lower-rated bonds.

The high-yield market's performance improved in December as Federal Reserve Board Chairman Alan Greenspan announced that the Fed was ready to ease interest rates if the economy continued to show weakness. His comments led the fixed-income markets higher. The Fed officially cut interest rates twice in January, for a total of 100 basis points. Investors responded positively to the Fed's actions and began to put money back into high-yield mutual funds, which led to one of the best performance months in the sector's history.

The market renewed its decline this February and March. Disappointing corporate earnings and revenue outlooks coupled with investor concerns about a hard landing in the U.S. economy adversely affected many of the

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST companies in the high-yield universe, especially in the telecom and other technology-related sectors. The market was also hurt by a continued rise in the default rate and heightened concerns about issuers' access to credit. Even an additional 50-basis-point cut in March proved not as helpful as the January rate cuts had been. The decline in high-yield bond prices was especially severe in the communication-related sectors and for issues rated B or lower.

PERFORMANCE

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter High Income Advantage Trust produced a total return of -29.70 percent, based on a change in net asset value (NAV) and reinvestment of distributions totaling $0.228 per share. For the same period, the Trust's total return was -26.08 percent, based on a change in its market price on the New York Stock Exchange
(NYSE) and reinvestment of distributions.

As we have noted in recent shareholder reports, the high-yield market remains mired in one of its worst slumps in more than a decade. As a result, the default rates among high-yield debt issuers have risen, which in turn has affected holders of high-yield debt, including the Trust. In order to take into account the effects of these factors on the high-yield market in general and the Trust's portfolio in particular, the Trust has had to adjust its dividend rate downward to match the current income level of the Trust's portfolio holdings. The distribution rate of the Trust's shares has been lowered to $0.028 per share. The new dividend rate was effective with the dividend declared on February 21, 2001, and paid March 23, 2001.

PORTFOLIO STRATEGY

As a result of the substantial weakness in the high-yield market, in which bond prices declined sharply and yields rose dramatically, the Trust's core position in the B-rated sector was adversely affected. In particular, its holdings to the telecommunication sector detracted from this period's results. This sector was hard hit as a number of high-yield security issuers announced poor earnings.

The Trust's management team is working to restructure portions of the Trust's portfolio so that certain current holdings can be eliminated in favor of other high-yield bonds we believe offer competitive income with lower credit risk. Management believes that a repositioning strategy concentrating on a strong level of income balanced by considerations of lower credit risk and overall long-term return will, in the future, better serve and benefit our shareholders. As opportunities arise, we expect to invest in more BB-rated securities on behalf of the Trust, because we believe that this sector offers good long-term value.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

From an industry perspective, we view the telecommunications sector as a potentially rewarding investment opportunity over the long term, given the worldwide trend toward providing expanded global telecommunications services. The combination of the growth prospects for the industry over the next few years, along with the likelihood of the formation of strategic partnerships, provides a good backdrop for revenue growth, better profitability and future credit improvement.

LOOKING AHEAD

We believe that the high-yield market offers compelling value for suitable investors, as credit spreads are now much wider than the historical averages. For the market to enjoy sustained improvement it will be important to see investment flows continue to come into the high-yield market. Further rate easing by the Federal Reserve and improvement in the overall economic outlook would also be supportive.

Through careful credit analysis and active portfolio management we believe that, over the long term, the high-yield market will once again reward investors with attractive yields and competitive total returns.

In January, Stephen F. Esser, Gordon W. Loery and Deanna L. Loughnane were named primary portfolio managers of the Trust. Mr. Esser is a Managing Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager, as well as a Managing Director of Miller Anderson & Sherrerd, LLP ("MAS"), an affiliate of the Investment Manager. Mr. Loery is a Principal of both the Investment Manager and MAS. Messrs. Esser and Loery have been managing portfolios for MAS and its investment advisory affiliates for more than five years. Ms. Loughnane is a Principal of the Investment Manager as well as MAS. She has been managing portfolios for MAS and its investment advisory affiliates since 1997, prior to which she was a Vice President and Senior Corporate Bond Analyst for Putnam Investments (1993 - 1997).

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

We appreciate your ongoing support of Morgan Stanley Dean Witter High Income Advantage Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 14, 2000, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Edwin J. Garn
For.........................................................  23,778,167
Withheld....................................................   1,167,258

James F. Higgins
For.........................................................  23,826,636
Withheld....................................................   1,118,789

Michael E. Nugent
For.........................................................  23,819,891
Withheld....................................................   1,125,534

Philip J. Purcell
For.........................................................  23,825,793
Withheld....................................................   1,119,632

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, Dr. Manuel H. Johnson and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT
AUDITORS:

For.........................................................  24,202,123
Against.....................................................     335,557
Abstain.....................................................     407,745

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited)

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE         VALUE
-----------------------------------------------------------------------------------------
            CORPORATE BONDS (94.2%)
            Aerospace & Defense (0.8%)
 $   600    Loral Space & Communications Ltd. ....     9.50%      01/15/06    $   375,000
                                                                              -----------

            Airlines (0.8%)
     410    Air Canada Corp. - 144A*..............    10.25       03/15/11        397,700
                                                                              -----------

            Alternative Power Generation (1.2%)
     550    AES Corp. (The).......................     8.875      02/15/11        566,500
                                                                              -----------

            Auto Parts: O.E.M. (1.6%)
     375    Hayes Lemmerz International, Inc.
             (Series B)...........................     8.25       12/15/08        256,875
     180    Lear Corp. (Series B).................     8.11       05/15/09        180,178
     340    TRW Inc. .............................     7.625      03/15/06        345,032
                                                                              -----------
                                                                                  782,085
                                                                              -----------
            Broadcasting (1.7%)
     500    XM Satellite Radio Inc. ..............    14.00       03/15/10        300,000
     570    Young Broadcasting Inc. - 144A*.......    10.00       03/01/11        552,900
                                                                              -----------
                                                                                  852,900
                                                                              -----------
            Broadcasting/ Media (0.9%)
     600    Tri-State Outdoor Mediagroup, Inc. ...    11.00       05/15/08        438,000
                                                                              -----------

            Cable/Satellite TV (5.4%)
     625    Adelphia Communications Corp. (Series
             B)...................................    10.50       07/15/04        643,750
     230    Adelphia Communications Corp. ........    10.875      10/01/10        244,375
   7,000    Australis Holdings Property Ltd.
             (Australia) (a)(b)...................    15.00       11/01/02            700
     325    British Sky Broadcasting Group PLC
             (United Kingdom).....................     6.875      02/23/09        302,432
     725    Callahan Nordrhein Westfalen - 144A*
             (Germany)............................    14.00       07/15/10        732,250
   1,000    Knology Holdings, Inc. ...............    11.875++    10/15/07        270,000
     685    United Pan Europe Communications NV
             (Netherlands)........................    10.875      08/01/09        458,950
                                                                              -----------
                                                                                2,652,457
                                                                              -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE         VALUE
-----------------------------------------------------------------------------------------
            Casino/Gaming (5.7%)
 $ 5,500    Aladdin Gaming Capital Corp. (Series
             B)...................................    13.50++%    03/01/10    $ 1,650,000
   1,200    Resort at Summerlin LP (Series B)
             (b)..................................    13.00       12/15/07        120,026
     600    Station Casinos, Inc. - 144A*.........     8.375      02/15/08        604,200
     365    Station Casinos, Inc. ................     9.875      07/01/10        378,688
                                                                              -----------
                                                                                2,752,914
                                                                              -----------
            Cellular Telephone (1.2%)
   2,700    Dolphin Telecom PLC (United Kingdom)..    11.50++     06/01/08        297,000
   2,900    Dolphin Telecom PLC (United Kingdom)
             (Series B)...........................    14.00++     05/15/09        282,750
                                                                              -----------
                                                                                  579,750
                                                                              -----------
            Commercial Printing/Forms (0.1%)
   1,000    Premier Graphics Inc. (b).............    11.50       12/01/05         50,000
                                                                              -----------

            Consumer/Business Services (2.3%)
     600    Anacomp, Inc. (Series B) (b)..........    10.875      04/01/04         90,000
     700    Anacomp, Inc. (Series D) (b)..........    10.875      04/01/04        105,000
   1,236    Comforce Corp. (Series B).............    15.00+      12/01/09        556,033
     490    Comforce Operating, Inc. .............    12.00       12/01/07        388,325
                                                                              -----------
                                                                                1,139,358
                                                                              -----------
            Containers/Packaging (3.3%)
     400    Berry Plastics Corp. .................    12.25       04/15/04        377,000
   1,800    Envirodyne Industries, Inc. ..........    10.25       12/01/01      1,242,000
                                                                              -----------
                                                                                1,619,000
                                                                              -----------
            Diversified Manufacturing (3.5%)
   1,100    Eagle-Picher Industries, Inc. ........     9.375      03/01/08        737,000
   1,850    Jordan Industries, Inc. (Series B)....    11.75++     04/01/09        962,000
                                                                              -----------
                                                                                1,699,000
                                                                              -----------
            Electronic Distributors (0.1%)
   2,000    CHS Electronics, Inc. (a)(b)..........     9.875      04/15/05         40,000
                                                                              -----------

            Electronic Equipment/Instruments
             (0.7%)
     650    High Voltage Engineering, Inc. .......    10.75       08/15/04        321,750
                                                                              -----------

            Electronics/Appliances (0.8%)
   9,000    International Semi-Tech
             Microelectronics, Inc. (Canada)
             (a)(b)...............................    11.50       08/15/03         45,000
     380    Windmere-Durable Holdings, Inc. ......    10.00       07/31/08        349,600
                                                                              -----------
                                                                                  394,600
                                                                              -----------
            Engineering & Construction (1.0%)
     575    Metromedia Fiber Network, Inc. .......    10.00       12/15/09        471,500
                                                                              -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE         VALUE
-----------------------------------------------------------------------------------------
            Environmental Services (3.3%)
 $   350    Allied Waste North America
             Inc. - 144A*.........................     8.875%     04/01/08    $   359,625
     400    Allied Waste North America Inc.
             (Series B)...........................    10.00       08/01/09        409,000
     575    Waste Management, Inc. ...............     7.375      08/01/10        581,273
     250    WMX Technologies, Inc. ...............     7.00       10/15/06        250,265
                                                                              -----------
                                                                                1,600,163
                                                                              -----------
            Finance/Rental/Leasing (0.5%)
     300    ONO Finance PLC - 144A* (United
             Kingdom) (Units)++...................    14.00       02/15/11        261,000
                                                                              -----------

            Food Distributors (2.1%)
     450    Fleming Companies, Inc. (Series B)....    10.625      07/31/07        451,125
     650    Volume Services America, Inc. ........    11.25       03/01/09        591,500
                                                                              -----------
                                                                                1,042,625
                                                                              -----------
            Food Retail (0.8%)
   1,065    Pueblo Xtra International, Inc.
             (Series C)...........................     9.50       08/01/03        372,750
                                                                              -----------

            Foods: Meat/Fish/Dairy (0.4%)
     185    Michael Foods Inc. - 144A*............    11.75       04/01/11        187,775
                                                                              -----------

            Home Building (2.3%)
     750    Centex Corp. .........................     7.875      02/01/11        754,178
     375    Toll Brothers, Inc. ..................     8.25       02/01/11        371,250
                                                                              -----------
                                                                                1,125,428
                                                                              -----------
            Hospital/Nursing Management (3.5%)
     950    HCA - The Healthcare Company..........     8.75       09/01/10      1,009,375
     275    Tenet Healthcare Corp. ...............     8.625      01/15/07        284,625
     410    Tenet Healthcare Corp. (Series B).....     8.125      12/01/08        420,250
                                                                              -----------
                                                                                1,714,250
                                                                              -----------
            Hotels/Resorts/Cruiselines (1.6%)
   1,000    Epic Resorts LLC (Series B)...........    13.00       06/15/05        260,000
     520    Hilton Hotels Corp. ..................     8.25       02/15/11        531,846
                                                                              -----------
                                                                                  791,846
                                                                              -----------
            Household/Personal Care (3.8%)
   1,868    J.B. Williams Holdings, Inc. .........    12.00       03/01/04      1,830,640
                                                                              -----------

            Industrial Specialties (1.3%)
   1,000    Outsourcing Services Group, Inc.
             (Series B)...........................    10.875      03/01/06        650,000
                                                                              -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE         VALUE
-----------------------------------------------------------------------------------------
            Internet Software/Services (2.0%)
 $   900    Cybernet Internet Services Inc. ......    14.00%      07/01/09    $   180,000
     445    Exodus Communications, Inc. ..........    11.625      07/15/10        358,225
   1,000    Globix Corp. .........................    12.50       02/01/10        300,000
     500    PSINet, Inc. .........................    10.50       12/01/06         45,000
   1,000    PSINet, Inc. .........................    11.00       08/01/09         90,000
                                                                              -----------
                                                                                  973,225
                                                                              -----------
            Managed Health Care (1.2%)
     575    Aetna, Inc. ..........................     7.875      03/01/11        583,389
                                                                              -----------

            Medical Specialties (0.0%)
   1,765    Mediq/PRN Life Support Services, Inc.
             (b)..................................    11.00       06/01/08         17,650
                                                                              -----------

            Miscellaneous Commercial Services
             (0.2%)
     105    Advanstar Communications,
             Inc. - 144A*.........................    12.00       02/15/11        107,100
                                                                              -----------

            Movies/Entertainment (0.7%)
     300    Alliance Atlantis Communications,
             Inc. - 144A* (Canada)................    13.00       12/15/09        321,000
                                                                              -----------

            Office Equipment/Supplies (2.7%)
   2,400    Mosler, Inc. (b)......................    11.00       04/15/03      1,320,000
                                                                              -----------

            Oil & Gas Production (0.8%)
     380    Chesapeake Energy Corp. - 144A*.......     8.125      04/01/11        373,665
                                                                              -----------

            Oilfield Services/Equipment (0.2%)
      75    Key Energy Services, Inc. - 144A*.....     8.375      03/01/08         76,594
                                                                              -----------

            Other Consumer Specialties (2.1%)
   1,250    Samsonite Corp. ......................    10.75       06/15/08      1,006,250
                                                                              -----------

            Pharmaceuticals: Generic Drugs (0.5%)
     240    BRL Universal Equipment - 144A*.......     8.875      02/15/08        247,800
                                                                              -----------

            Recreational Products (1.4%)
     415    CSC Holdings, Inc. - 144A*............     7.625      04/01/11        408,281
     275    International Game Technology.........     8.375      05/15/09        281,875
                                                                              -----------
                                                                                  690,156
                                                                              -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE         VALUE
-----------------------------------------------------------------------------------------
            Restaurants (2.8%)
 $12,252    American Restaurant Group Holdings,
             Inc. - 144A* (c).....................     0.00%      12/15/05    $   490,060
   3,000    FRD Acquisition Corp. (Series B) (a)
             (b)..................................    12.50       07/15/04        900,000
                                                                              -----------
                                                                                1,390,060
                                                                              -----------
            Retail - Specialty (2.1%)
     600    Pantry, Inc. .........................    10.25       10/15/07        588,000
     500    Petro Stopping Centers L.P. ..........    10.50       02/01/07        455,000
                                                                              -----------
                                                                                1,043,000
                                                                              -----------
            Services to the Health Industry (0.4%)
     215    Omnicare, Inc. - 144A*................     8.125      03/15/11        219,300
                                                                              -----------

            Specialty Telecommunications (12.2%)
   2,000    Birch Telecom Inc. ...................    14.00       06/15/08      1,099,999
     600    DTI Holdings, Inc. (Series B).........    12.50++     03/01/08        228,000
   1,050    Esprit Telecom Group PLC (United
             Kingdom) (b).........................    11.50       12/15/07         21,000
   1,000    Esprit Telecom Group PLC (United
             Kingdom) (b).........................    10.875      06/15/08         20,000
   3,400    Firstworld Communications, Inc. ......    13.00++     04/15/08        629,000
     425    Global Crossing Holdings
             Ltd. - 144A*.........................     8.70       08/01/07        393,125
     915    GT Group Telecom Inc. (Canada)........    13.25++     02/01/10        347,700
     500    McLeodUSA, Inc. ......................    11.50       05/01/09        487,500
     600    Pac-West Telecomm, Inc. (Series B)....    13.50       02/01/09        510,000
     400    Primus Telecommunications Group,
             Inc. ................................    12.75       10/15/09        108,000
   1,000    Primus Telecommunications Group, Inc.
             (Series B)...........................     9.875      05/15/08        270,000
   1,800    Rhythms Netconnections, Inc. .........    12.75       04/15/09        333,000
   1,400    Rhythms Netconnections, Inc. (Series
             B)...................................    14.00       02/15/10        112,000
     500    Versatel Telecom International NV
             (Netherlands)........................    13.25       05/15/08        305,000
   1,000    Viatel, Inc. .........................    12.50++     04/15/08        120,000
   1,400    Viatel, Inc. .........................    11.25       04/15/08        224,000
     500    Viatel, Inc. (issued 03/19/99)........    11.50       03/15/09         80,000
     400    Viatel, Inc. (issued 12/08/99)........    11.50       03/15/09         64,000
   1,415    World Access, Inc. (c)................    13.25       01/15/08        396,200
     500    Worldwide Fiber Inc. (Canada).........    12.00       08/01/09        190,000
                                                                              -----------
                                                                                5,938,524
                                                                              -----------
            Telecommunications (8.8%)
     500    Covad Communications Group, Inc. .....    12.50       02/15/09         80,000
   1,800    Covad Communications Group, Inc.
             (Series B)...........................    13.50++     03/15/08        108,000

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE         VALUE
-----------------------------------------------------------------------------------------
 $   500    Covad Communications Group, Inc.
             (Series B)...........................    12.00%      02/15/10    $    75,000
   2,500    e. Spire Communications, Inc. (b).....    13.75       07/15/07        350,000
   1,150    Focal Communications Corp. (Series
             B)...................................   12.125++     02/15/08        517,500
     500    Hyperion Telecommunication, Inc.
             (Series B)...........................    12.25       09/01/04        475,000
     600    Level 3 Communications, Inc. .........     9.125      05/01/08        429,000
     500    MGC Communications, Inc. .............    13.00       04/01/10        215,000
     550    Nextlink Communications LLC...........    12.50       04/15/06        401,500
     765    NTL Communications Corp. .............    11.875      10/01/10        686,588
     500    Startec Global Communications
             Corp. ...............................    12.00       05/15/08        225,000
   1,000    Talton Holdings, Inc. (Series B)......    11.00       06/30/07        689,999
                                                                              -----------
                                                                                4,252,587
                                                                              -----------
            Trucks/Construction/Farm Machinery (0.9%)
     575    J.B. Poindexter & Co., Inc. ..........    12.50       05/15/04        460,000
                                                                              -----------

            Wireless Communications (4.5%)
     300    American Cellular Corp. - 144A*.......     9.50       10/15/09        288,000
     500    AMSC Acquisition Co., Inc. (Series
             B)...................................    12.25       04/01/08        212,500
   8,000    CellNet Data Systems, Inc. (a)(b).....   14.00++      10/01/07         40,000
     400    Dobson/Sygnet Communications..........    12.25       12/15/08        414,000
   1,000    Globalstar LP/Capital Corp. (b).......    11.50       06/01/05         80,000
   1,200    Orbcomm Global LP/Capital Corp.
             (Series B) (b).......................   14.00++      08/15/04         96,000
   2,000    USA Mobile Communications Holdings,
             Inc. ................................    14.00       11/01/04        700,000
   1,000    WinStar Communications, Inc. .........    12.75       04/15/10        370,000
                                                                              -----------
                                                                                2,200,500
                                                                              -----------
            TOTAL CORPORATE BONDS
            (Cost $100,636,726)............................................    45,929,791
                                                                              -----------

NUMBER OF
 SHARES
---------
            PREFERRED STOCKS (2.0%)
            Cellular Telephone (1.0%)
     565    Nextel Communications, Inc. (Series D).....................      468,950
                                                                         -----------

            Electric Utilities (0.6%)
     285    TNP Enterprises, Inc. (Series D)...........................      287,850
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

NUMBER OF
 SHARES                                                                     VALUE
------------------------------------------------------------------------------------
            Specialty Telecommunications (0.3%)
   7,000    Xo Communications, Inc. ...................................  $   154,000
                                                                         -----------

            Telecommunication Equipment (0.0%)
 802,666    FWT, Inc. (Class A) (c) (d)................................        8,027
                                                                         -----------

            Wireless Communications (0.1%)
      70    Dobson Communications Corp. ...............................       66,500
                                                                         -----------

            TOTAL PREFERRED STOCKS
             (Cost $4,319,616).........................................      985,327
                                                                         -----------

            COMMON STOCKS (d) (0.5%)
            Apparel/Footwear Retail (0.0%)
 946,890    County Seat Stores, Inc. (c)...............................        8,522
                                                                         -----------

            Casino/Gaming (0.0%)
   2,000    Fitzgeralds Gaming Corp. ..................................            2
                                                                         -----------

            Foods: Specialty/Candy (0.0%)
     835    SFAC New Holdings Inc. (c).................................          209
     153    SFFB Holdings, Inc. (c)....................................            2
 180,000    Specialty Foods Acquisition Corp. - 144A* (c)..............        1,799
                                                                         -----------
                                                                               2,010
                                                                         -----------
            Medical/Nursing Services (0.0%)
 211,076    Raintree Healthcare Corp. (c)..............................        1,900
                                                                         -----------

            Motor Vehicles (0.0%)
     113    Northern Holdings Industrial Corp. (c).....................           --
                                                                         -----------

            Restaurants (0.0%)
   9,500    American Restaurant Group Holdings, Inc. - 144A*...........        2,375
                                                                         -----------

            Specialty Telecommunications (0.1%)
  13,334    Versatel Telecom International NV (ADR) (Netherlands)......       65,837
   6,284    World Access, Inc. (c).....................................        1,571
                                                                         -----------
                                                                              67,408
                                                                         -----------
            Telecommunication Equipment (0.0%)
  80,266    FWT, Inc. (Class A) (c)....................................          803
                                                                         -----------

            Textiles (0.0%)
 223,846    United States Leather, Inc. (c)............................        2,238
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

NUMBER OF
 SHARES                                                                     VALUE
------------------------------------------------------------------------------------
            Wireless Communications (0.4%)
 275,769    Arch Wireless, Inc. (c)....................................  $   172,355
  13,098    Vast Solutions, Inc. (Class B1) (c)........................          131
  13,098    Vast Solutions, Inc. (Class B2) (c)........................          131
  13,098    Vast Solutions, Inc. (Class B3) (c)........................          131
                                                                         -----------
                                                                             172,748
                                                                         -----------

            TOTAL COMMON STOCKS
             (Cost $32,619,645)........................................      258,006
                                                                         -----------

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE
---------                                                        ----------
            WARRANTS (d) (0.2%)
            Aerospace & Defense (0.1%)
   5,000    Sabreliner Corp. - 144A*.......................       04/15/03         50,000
                                                                              -----------

            Broadcasting (0.0%)
     500    XM Satellite Radio Holdings Inc. - 144A*.......       03/15/10          1,500
                                                                              -----------

            Casino/Gaming (0.0%)
  45,000    Aladdin Gaming Enterprises, Inc. - 144A*.......       03/01/10            450
   1,000    Resort at Summerlin LP - 144A*.................       12/15/07             10
                                                                              -----------
                                                                                      460
                                                                              -----------
            Electric Utilities (0.0%)
     285    TNP Enterprises, Inc. - 144A*..................       07/10/01          8,550
                                                                              -----------

            Hotels/Resorts/Cruiselines (0.0%)
   1,000    Epic Resorts LLC - 144A*.......................       06/15/05             10
                                                                              -----------

            Internet Software/Services (0.0%)
     900    Cybernet Internet Services Inc. - 144A*........       07/01/09            225
                                                                              -----------

            Specialty Telecommunications (0.1%)
   2,000    Birch Telecom Inc. - 144A*.....................       06/15/08          2,000
   3,400    Firstworld Communications, Inc. - 144A*........       04/15/08         17,000
     915    GT Group Telecom Inc. (Canada) - 144A*.........       02/01/10         29,738
                                                                              -----------
                                                                                   48,738
                                                                              -----------
            Telecommunications (0.0%)
     500    Startec Global Communications Corp. - 144A*....       05/15/08            325
                                                                              -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE         VALUE
-----------------------------------------------------------------------------------------
            Wireless Communications (0.0%)
     500    Motient Corp. - 144A*..........................       04/01/08    $     2,500
                                                                              -----------

            TOTAL WARRANTS
             (Cost $608,935)...............................................       112,308
                                                                              -----------

PRINCIPAL
AMOUNT IN                                            COUPON       MATURITY
THOUSANDS                                             RATE          DATE
---------                                            -------      ---------
            SHORT-TERM INVESTMENT (1.1%)
            REPURCHASE AGREEMENT
    $537    Joint repurchase agreement account
             (dated 03/30/01; proceeds $537,237)
             (e) (Cost $537,000)..................     5.30%      04/02/01        537,000
                                                                              -----------

            TOTAL INVESTMENTS
             (Cost $138,721,922) (f).............................     98.0%    47,822,432

            OTHER ASSETS IN EXCESS OF LIABILITIES..................    2.0        978,664
                                                                     -----    -----------

            NET ASSETS............................................   100.0%   $48,801,096
                                                                     =====    ===========

---------------------

   ADR      American Depository Receipt.
    *       Resale is restricted to qualified institutional investors.
    +       Payment-in-kind security.
    ++      Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
    ++      Consists of one or more classes of securities traded
            together as a unit; bonds with attached warrants.
   (a)      Issuer in bankruptcy.
   (b)      Non-income producing security; bond in default.
   (c)      Acquired through exchange offer.
   (d)      Non-income producing securities.
   (e)      Collateralized by Federal Agency and U.S. Treasury
            obligations.
   (f)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $294,541 and the aggregate gross unrealized depreciation is $91,194,031,
            resulting in net unrealized depreciation of $90,899,490.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $138,721,922)........................................  $47,822,432
Cash........................................................          422
Interest receivable.........................................    1,644,185
Prepaid expenses and other assets...........................       53,413
                                                              -----------

    TOTAL ASSETS............................................   49,520,452
                                                              -----------
LIABILITIES:
Payable for:
    Investments purchased...................................      525,916
    Investment management fee...............................       38,893
Accrued expenses and other payables.........................      154,547
                                                              -----------

    TOTAL LIABILITIES.......................................      719,356
                                                              -----------

    NET ASSETS..............................................  $48,801,096
                                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $230,913,160
Net unrealized depreciation.................................  (90,899,490)
Accumulated net investment loss.............................     (702,355)
Accumulated net realized loss...............................  (90,510,219)
                                                              -----------

    NET ASSETS..............................................  $48,801,096
                                                              ===========

NET ASSET VALUE PER SHARE,
 29,997,052 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $1.63
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 2001 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 5,621,463
                                                              -----------

EXPENSES
Investment management fee...................................      226,949
Transfer agent fees and expenses............................       38,459
Professional fees...........................................       38,457
Shareholder reports and notices.............................       29,936
Registration fees...........................................       16,315
Trustees' fees and expenses.................................       11,507
Custodian fees..............................................        2,478
Other.......................................................        7,762
                                                              -----------

    TOTAL EXPENSES..........................................      371,863
                                                              -----------

    NET INVESTMENT INCOME...................................    5,249,600
                                                              -----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................  (15,646,865)
Net change in unrealized depreciation.......................   (9,332,566)
                                                              -----------

    NET LOSS................................................  (24,979,431)
                                                              -----------

NET DECREASE................................................  $(19,729,831)
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE YEAR
                                                      MARCH 31,          ENDED
                                                         2001       SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 5,249,600       $ 15,338,333
Net realized loss..................................  (15,646,865)        (3,163,815)
Net change in unrealized depreciation..............   (9,332,566)       (25,856,377)
                                                     ------------      ------------

    NET DECREASE...................................  (19,729,831)       (13,681,859)

Dividends to shareholders from net investment
 income............................................   (6,839,183)       (16,200,839)
Decrease from transactions in shares of beneficial
 interest..........................................           --            (64,964)
                                                     ------------      ------------

    NET DECREASE...................................  (26,569,014)       (29,947,662)
NET ASSETS:
Beginning of period................................   75,370,110        105,317,772
                                                     ------------      ------------

    END OF PERIOD
    (Including a net investment loss of $702,355
    and undistributed net investment income of
    $887,228, respectively)........................  $48,801,096       $ 75,370,110
                                                     ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Income Advantage Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust was organized as a Massachusetts business trust on June 17, 1987 and commenced operations on October 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $19,999,425 and $22,018,618, respectively.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At March 31, 2001, the Trust had transfer agent fees and expenses payable of approximately $9,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,887. At March 31, 2001, the Trust had an accrued pension liability of $57,915 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 1999.................................  30,017,252   $300,172    $254,089,430
Treasury shares purchased and retired (weighted average
 discount 2.25%)*...........................................     (20,200)      (202)        (64,762)
Reclassification due to permanent book/tax differences......          --         --     (23,411,478)
                                                              ----------   --------    ------------
Balance, September 30, 2000 and March 31, 2001..............  29,997,052   $299,970    $230,613,190
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

The Trust declared the following dividends from net investment income:

 DECLARATION     AMOUNT        RECORD         PAYABLE
     DATE       PER SHARE       DATE            DATE
--------------  ---------   -------------  --------------
March 27, 2001   $0.028     April 6, 2001  April 20, 2001
April 24, 2001   $0.028      May 4, 2001    May 18, 2001

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

6. FEDERAL INCOME TAX STATUS

At September 30, 2000, the Trust had a net capital loss carryover of approximately $68,700,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

              AMOUNT IN THOUSANDS
--------------------------------------------------------
2001   2002     2003     2005    2006     2007    2008
----  -------  -------  ------  -------  ------  -------
$109  $15,205  $26,684  $6,214  $14,070  $3,307  $3,111
====  =======  =======  ======  =======  ======  =======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $3,451,000 during fiscal 2000.

At September 30, 2000, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

7. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Trust, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of September 30, 2001.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30
                                                            MONTHS ENDED    ---------------------------------------------------
                                                           MARCH 31, 2001    2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....................      $  2.51      $  3.51   $   4.44   $   5.18   $   5.22   $   5.30
                                                               -------      -------   --------   --------   --------   --------
Income (loss) from investment operations:
 Net investment income...................................         0.18         0.51       0.57       0.62       0.63       0.66
 Net realized and unrealized loss........................        (0.83)       (0.97)     (0.89)     (0.72)        --      (0.14)
                                                               -------      -------   --------   --------   --------   --------
Total income (loss) from investment operations...........        (0.65)       (0.46)     (0.32)     (0.10)      0.63       0.52
                                                               -------      -------   --------   --------   --------   --------
Dividends from net investment income.....................        (0.23)       (0.54)     (0.61)     (0.64)     (0.67)     (0.60)
                                                               -------      -------   --------   --------   --------   --------
Net asset value, end of period...........................      $  1.63      $  2.51   $   3.51   $   4.44   $   5.18   $   5.22
                                                               =======      =======   ========   ========   ========   ========
Market value, end of period..............................      $  2.39      $  3.50   $   4.25   $   5.25   $   6.25   $   6.00
                                                               =======      =======   ========   ========   ========   ========
TOTAL RETURN+............................................       (26.08)%(1)   (4.71)%    (8.83)%    (6.52)%    16.26%     15.53%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................         1.23 %(2)    1.05%      1.00%      0.95%      0.92%      0.92%
Net investment income....................................        17.35 %(2)   16.44%     14.36%     12.58%     12.43%     12.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................      $48,801      $75,370   $105,318   $133,222   $155,540   $156,738
Portfolio turnover rate..................................           35 %(1)      16%        51%       105%       124%       117%

---------------------
 + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST

REVISED INVESTMENT POLICY

On February 21, 2001, the Trustees of the Trust approved an investment policy whereby the Trust would be permitted to invest, to a limited extent, in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as automobile and credit card receivables or home equity loans which have been securitized in pass through structures similar to mortgage-backed securities. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Like mortgage-backed securities, asset-backed securities generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
HIGH INCOME
ADVANTAGE
TRUST


Semiannual Report
March 31, 2001